SUPPLEMENT TO THE FIDELITY ASSET MANAGER: GROWTHSM
NOVEMBER 28, 1997 PROSPECTUS
Effective April 1, 1998, the following information replaces the similar information found under the heading "FMR and Its Affiliates" on page 9:
Dick Habermann is Vice President and lead manager of Asset Manager:
Growth, which he has managed since March 1996. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the fund. He also manages several other Fidelity funds. Mr. Habermann is a senior vice president of FMR Co. Previously, he was division head for international equities and director of international research from 1993 to 1996 and joint chief strategist for Portfolio Advisory Services from 1996 to 1997. Mr. Habermann joined Fidelity in 1968.
The following information found under the heading "FMR and Its Affiliates" on page 9 has been removed:
George Vanderheiden is Vice President of Asset Manager: Growth and manager of its equity investments, which he has managed since March 1996. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971; he has been a portfolio manager since 1980. Charles Morrison is Vice President of Asset Manager: Growth and manager of its fixed-income investments, which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager. John Todd is Vice President of Asset Manager: Growth and manager of its money market investments, which he has managed since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
The following information replaces similar information under the heading "Other Expenses" on page 17:
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments.

SUPPLEMENT TO THE
FIDELITY ASSET MANAGER: INCOMESM
NOVEMBER 28, 1997 PROSPECTUS
Effective April 1, 1998, the following information replaces the similar information found under the heading "FMR and Its Affiliates" on page 9:
Dick Habermann is Vice President and lead manager of Asset Manager:
Income, which he has managed since March 1996. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the fund. He also manages several other Fidelity funds. Mr. Habermann is a senior vice president of FMR Co. Previously, he was division head for international equities and director of international research from 1993 to 1996 and joint chief strategist for Portfolio Advisory Services from 1996 to 1997. Mr. Habermann joined Fidelity in 1968.
The following information found under the heading "FMR and Its Affiliates" on page 9 has been removed:
George Vanderheiden is Vice President of Asset Manager: Income and manager of its equity investments, which he has managed since March 1996. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971; he has been a portfolio manager since 1980. Charles Morrison is Vice President of Asset Manager: Income and manager of its fixed-income investments, which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager. John Todd is Vice President of Asset Manager: Income and manager of its money market investments, which he has managed since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
The following information replaces similar information under the heading "Other Expenses" on page 16:
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments.

SUPPLEMENT TO THE
FIDELITY ASSET MANAGER(registered trademark) NOVEMBER 28, 1997
PROSPECTUS
   Effective April 1, 1998, the following information replaces the similar information found under the heading "FMR and Its Affiliates" on page 9:
   Dick Habermann is Vice President and lead manager of Asset Manager, which he has managed since March 1996. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the fund. He also manages several other Fidelity funds. Mr. Habermann is a senior vice president of FMR Co. Previously, he was division head for international equities and director of international research from 1993 to 1996 and joint chief strategist for Portfolio Advisory Services from 1996 to 1997. Mr. Habermann joined Fidelity in 1968.
   The following information found under the heading "FMR and Its Affiliates" on page 9 has been removed:
George Vanderheiden is Vice President of Asset Manager and manager of its equity investments, which he has managed since March 1996. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971; he has been a portfolio manager since 1980.
Charles Morrison is Vice President of Asset Manager and manager of its fixed-income investments, which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager.
John Todd is Vice President of Asset Manager and manager of its money market investments, which he has managed since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
   The following information replaces similar information found under the "Other Expenses" heading in the "Breakdown of Expenses" section on page 17.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments. SUPPLEMENT TO
THE FIDELITY ASSET
MANAGER FUNDS
NOVEMBER 28, 1997 PROSPECTUS
   Effective April 1, 1998, the following information replaces the similar information found under the heading "FMR and Its Affiliates" on page 11:
   Dick Habermann is Vice President and lead manager of the Asset Manager funds, which he has managed since March 1996. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the funds. He also manages several other Fidelity funds. Mr. Habermann is a senior vice president of FMR Co. Previously, he was division head for international equities and director of international research from 1993 to 1996 and joint chief strategist for Portfolio Advisory Services from 1996 to 1997. Mr. Habermann joined Fidelity in 1968.
   The following information found under the heading "FMR and Its Affiliates" on page 11 has been removed:
   George Vanderheiden is Vice President of the Asset Manager funds and manager of their equity investments, which he has managed since March 1996. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971; he has been a portfolio manager since 1980.
   Charles Morrison is Vice President of the Asset Manager funds and manager of their fixed-income investments, which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager.
   John Todd is Vice President of the Asset Manager funds and manager of their money market investments, which he has managed since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
The following information replaces similar information found under the "Other Expenses" heading in the "Breakdown of Expenses" section on page 17.
Each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments.